Vessels, net (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 6,875,903
Ending balance	6,589,882
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	8,912,839
Ending balance	8,912,839
Accumulated Depreciation [Abstract]
Beginning balance	(2,036,936)
Depreciation	(286,021)
Ending balance	(2,322,957)
Net Book Value [Abstract]
Beginning balance	6,875,903
Depreciation	(286,021)
Ending balance	$ 6,589,882